Segment Reporting - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 23,669	$ 24,677	$ 31,196
Finance and interest income	1,203	1,235	1,359
Net revenues	24,872	25,912	32,555
Depreciation and amortization	716	699	731
Expenditures for long-lived assets	503	656	1,022
Agricultural Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	10,120	11,025	15,204
Depreciation and amortization	309	303	288
Expenditures for long-lived assets	194	308	408
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,304	2,542	3,346
Depreciation and amortization	69	70	85
Expenditures for long-lived assets	36	47	65
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	9,553	9,542	10,888
Depreciation and amortization	208	198	209
Expenditures for long-lived assets	173	182	391
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	3,707	3,560	4,464
Depreciation and amortization	124	123	144
Expenditures for long-lived assets	96	112	136
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	23,669	24,677	31,198
Finance and interest income	153	201	258
Net revenues	23,822	24,878	31,456
Depreciation and amortization	710	694	725
Expenditures for long-lived assets	501	653	1,005
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	23,669	24,677	31,198
Depreciation and amortization	710	694	725
Expenditures for long-lived assets	501	653	1,005
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(2,015)	(1,992)	(2,704)
Industrial Activities [Member] | Corporate Non Segment
Segment Reporting Information [Line Items]
Depreciation and amortization			(1)
Expenditures for long-lived assets	2	4	5
Financial Services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	1,570	1,603	1,828
Net revenues	1,570	1,603	1,828
Depreciation and amortization	6	5	6
Expenditures for long-lived assets	2	3	17
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	1,570	1,603	1,828
Depreciation and amortization	6	5	6
Expenditures for long-lived assets	2	3	17
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Finance and interest income	$ (367)	$ (368)	$ (471)